BIOLOGICAL ASSETS - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in balances of biological assets
Balance, beginning of the year	R$ 10,571,499	R$ 4,935,905
Business combination		4,579,526
Addition	3,392,975	2,849,039
Depletion	(3,094,742)	(1,905,118)
Transfers	(23,471)
Gain on fair value adjustment	466,484	185,399	R$ (129,187)
Disposal	(93,847)	(23,764)
Other write-offs	(57,688)	(49,488)
Balance, end of the year	R$ 11,161,210	R$ 10,571,499	R$ 4,935,905
Effective area of forest from the year of planting	3 years	3 years
Minimum
Changes in balances of biological assets
Average cycle of forest formation	6 years	6 years
Maximum
Changes in balances of biological assets
Average cycle of forest formation	7 years	7 years